LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN EMERGING MARKETS DEBT FUND

February 9, 1998

Dear Shareholder:

Your Fund has changed its name. The JPM Pierpont Emerging Markets Debt Fund is now the J.P. Morgan Emerging Markets Debt Fund. When J.P. Morgan began advising mutual funds over 15 years ago, regulatory restrictions prevented us from using our name in the title of any mutual fund, which led to the JPM acronym and the use of the name Pierpont, the middle name of J.P. Morgan, our founder. With the evolution of today's financial marketplace, we are now able to proudly include the full J.P. Morgan name in the title of your Fund.

We are pleased to present you with the first annual report for the Fund. From its inception on April 17 of this year through December 31, it has provided a return of 5.47%. For most of 1997, emerging debt markets saw continuing improvement as a result of undertaking of structural economic reforms. In the fourth quarter, however, market developments in Asia took center stage and negatively impacted emerging markets debt portfolios.

The Fund's net asset value per share decreased from $10.00 to $9.76 during the period. Its total net assets reached approximately $12.0 million. The Fund began making monthly income distributions in August and paid $0.60 in income dividends and $0.17 in short-term capital gains during the period.

The report that follows includes an interview with Eduardo Cortes, the Fund's portfolio manager. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding global markets with you in the future. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


-------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to the shareholders...............1    Fund facts and highlights........5
Fund performance.........................2    Special fund-based services......6
Portfolio manager Q&A....................3    Financial statements.............9

Fund performance

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to take a look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested in the Fund on April 30, 1997* would have been worth $10,340 at December 31, 1997.

The table below shows total returns for the Fund, its benchmark, and its Lipper category average, which are not annualized. These returns illustrate the Fund's absolute and relative performance since commencement of operations on April 17, 1997.

GROWTH OF $10,000 SINCE INCEPTION
APRIL 30, 1997 -- DECEMBER 31,1997
                                                    Lipper
              J.P. Morgan        Emerging           Emerging
               Emerging          Markets           Markets
              Markets Debt       Bond Index        Debt Funds
                Fund                Plus            Average
              ------------      -----------        ----------
4/30/97         10000              10000             10000
                10304              10388             10389
                10471              10627             10689
                10686              11068             11076
8/31/97         10578              11024             11017
                10841              11361             11331
                 9667              10052             10230
                10146              10530             10572
12/31/97        10340              10893             10842






PERFORMANCE

                                              TOTAL RETURNS
                                              ----------------------------------
                                              THREE         SIX       SINCE
AS OF DECEMBER 31, 1997                       MONTHS        MONTHS    INCEPTION*
--------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Debt Fund         -4.62%       -1.25%        3.40%
Emerging Markets Bond Index Plus**             -4.12%        2.50%        8.93%
Lipper Emerging Markets Debt Funds Average     -4.36%        1.49%        8.46%


* THE FUND COMMENCED OPERATIONS ON APRIL 17, 1997 AND HAS PROVIDED A TOTAL RETURN OF 5.47% FROM THAT DATE THROUGH DECEMBER 31, 1997. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM APRIL 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** THE EMERGING MARKETS BOND INDEX PLUS IS AN UNMANAGED INDEX WHICH TRACKS
   TOTAL RETURN FOR EXTERNAL CURRENCY-DENOMINATED DEBT (BRADY BONDS, LOANS, EUROBONDS, AND U.S. DOLLAR-DENOMINATED LOCAL MARKET INSTRUMENTS) IN EMERGING MARKETS. THE INDEX DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN REIMBURSED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

Portfolio manager Q&A

            The following is an interview with EDUARDO CORTES, VICE PRESIDENT, the portfolio manager for the J.P. Morgan Emerging Markets Debt Fund. Mr. Cortes joined Morgan in 1985 and became a member of the Fixed Income Group in 1991. Eduardo is currently a member of the Fixed Income Allocation Committee and the Global Extended Markets Strategy Team. Eduardo received his B.A. from Stanford University and his M.B.A. from UCLA. This interview was conducted on February 6, 1998 and reflects Eduardo's views on that date.


COULD YOU GIVE US A BRIEF SUMMARY OF THE YEAR IN EMERGING MARKETS DEBT?

EC: Sure. The focal point for the year was, obviously, the last quarter. But if you step away from the last quarter there are a few things of significance to consider. First, while emerging equity markets are significantly exposed to Asia, emerging debt markets are predominantly in Latin America and Eastern Europe. And during 1997 there were significant improvements in the economic performance of both of those regions. That was accompanied by good performance in the securities markets during the first three quarters. With that, the Fund and the index did very well and, to a large extent, ignored the problems in Asia which started developing by the second quarter. I am speaking of the pressures on, and the eventual devaluations of, the Thai baht, the Philippine peso, and the Indonesian rupiah.

     One should not lose sight that Latin America had one if its best years ever from an economic growth perspective, even with Brazil not performing as well as it could have. In Eastern Europe as well, there were a number of countries turning a corner economically, such as Poland, the Czech Republic, Slovakia, Hungary, Bulgaria, and Russia. They were beginning to reap the benefits of years of economic reform. The Asian region, on the other hand, suffered in the latter part of the year, but especially so in the fourth quarter.

CAN YOU TELL US MORE SPECIFICALLY THE DIFFERENCES IN COMPOSITION BETWEEN EMERGING DEBT MARKETS VERSUS EMERGING EQUITY MARKETS?

EC: The benchmark that people observe, the Emerging Markets Bond Index Plus ("EMBI+"), is about 75% in Latin America. The only Asian country in it is the Philippines at a weight of less than 2%. Meanwhile, Asia still accounts for slightly more than 30% of the emerging equity markets.

FOR THE PERIOD UNDER REVIEW, FROM ITS INCEPTION IN APRIL THROUGH THE END OF 1997, THE FUND UNDERPERFORMED ITS BENCHMARK, THE EMBI+. WHY?

EC: There were three reasons. To begin with, the Portfolio is better diversified than the index, which means that it had more Asian exposure. The Portfolio's Asian exposure was small, however, Asian performance was so dramatically poor, it had a significant impact on relative performance.

     Another reason was we developed a cautious stance on emerging markets debt as a whole in May when the Asian crisis began to develop. The market did not react cautiously until October. During this period, the

Portfolio's duration was shorter than the index at a time when securities did very well.

     Finally, over 25% of the securities in the benchmark are collateralized with zero-coupon U.S. Treasury securities. Of course, in exchange for collateral you give up some yield. The Portfolio, however, is designed to provide pure exposure to emerging debt markets and, consequently, does not hold collateralized securities. As you would expect, that collateral provided a measure of protection during the flight to quality that we saw in the last quarter of the year.

HOW ARE YOU POSITIONING THE PORTFOLIO FOR THE MONTHS AHEAD?

EC: We are satisfied with the current structure of the Portfolio and we are very optimistic for 1998. The events of the last quarter have made the entire market less expensive and, in our view, a compelling buy. Furthermore, there are a number of high yielding, high quality securities now available in Asia, enabling us to diversify the Portfolio even further.

Fund facts

INVESTMENT OBJECTIVE
The J.P. Morgan Emerging Markets Debt Fund seeks to provide a high total return from a portfolio of fixed income securities of emerging markets issuers. It is designed for investors who seek exposure to emerging markets debt in their investment portfolios. As an international investment, the Fund is subject to foreign political and currency risks, in addition to market risk.


------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/17/97

------------------------------------------------------------------------------
NET ASSETS AS OF 12/31/97
$11,977,860


------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY


------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The Fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


Fund highlights
ALL DATA AS OF DECEMBER 31, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

/ /   BRAZIL  21.3%
/ /   ARGENTINA  15.2%
/ /   MEXICO  13.4%
/ /   RUSSIA  5.5%
/ /   VENEZUELA  5.4%
/ /   TURKEY 3.9%
/ /   PERU  3.8%
/ /   BULGARIA  2.7%
/ /   SOUTH KOREA  2.4%
/ /   OTHER  3.1%
/ /   U.S. DOLLAR (SHORT-TERM)  23.3%


30-DAY SEC YIELD
7.11%

DURATION
4.3 years

Special fund-based services

PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

-     make investments through the diversified family of J.P. Morgan Funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The J.P. Morgan Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The Fund invests through a master portfolio (another fund with the same objective). The Portfolio invests in foreign securities which are subject to special risks including currency fluctuation and political uncertainty. Opinions expressed herein are based on current market conditions and are subject to change without notice.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Debt Portfolio
  ("Portfolio"), at value                          $12,146,104
Deferred Organization Expenses                          14,426
Receivable for Expense Reimbursements                    3,926
Prepaid Expenses and Other Assets                          103
                                                   -----------
    Total Assets                                    12,164,559
                                                   -----------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                             128,620
Organization Expenses Payable                           13,495
Dividends Payable to Shareholders                        3,032
Shareholder Servicing Fee Payable                        2,038
Administrative Services Fee Payable                        247
Administration Fee Payable                                  13
Fund Services Fee Payable                                    9
Accrued Trustees' Fees and Expenses                          3
Accrued Expenses                                        39,242
                                                   -----------
    Total Liabilities                                  186,699
                                                   -----------
NET ASSETS
Applicable to 1,226,628 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $11,977,860
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $9.76
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $11,935,158
Distributions in Excess of Net Investment Income       (59,983)
Accumulated Net Realized Gain on Investment and
  Foreign Currency Transactions                        738,554
Net Unrealized Depreciation of Investment and
  Foreign Currency Translations                       (635,869)
                                                   -----------
    Net Assets                                     $11,977,860
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 17, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $ 605,783
Allocated Portfolio Expenses                                    (44,243)
                                                              ---------
    Net Investment Income Allocated from
      Portfolio                                                 561,540
FUND EXPENSES
Registration Fees                                  $ 24,121
Transfer Agent Fees                                  15,936
Printing Expenses                                    15,716
Shareholder Servicing Fee                            13,814
Professional Fees                                    11,353
Amortization of Organization Expenses                 2,374
Administrative Services Fee                           1,688
Fund Services Fee                                       183
Administration Fee                                      158
Trustees' Fees and Expenses                              42
Insurance Expense                                        14
Miscellaneous                                         2,852
                                                   --------
    Total Fund Expenses                              88,251
Less: Reimbursement of Expenses                     (63,410)
                                                   --------
NET FUND EXPENSES                                                24,841
                                                              ---------
NET INVESTMENT INCOME                                           536,699
NET REALIZED GAIN ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO                556,473
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                     (635,869)
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 457,303
                                                              ---------
                                                              ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    APRIL 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1997
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       536,699
Net Realized Gain on Investment and Foreign
  Currency Transactions Allocated from Portfolio           556,473
Net Change in Unrealized Depreciation of
  Investment and Foreign Currency Translations
  Allocated from Portfolio                                (635,869)
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                           457,303
                                                   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income                                (536,699)
In Excess of Net Investment Income                         (14,812)
From Net Realized Gain                                    (196,090)
                                                   ----------------
    Total Distributions to Shareholders                   (747,601)
                                                   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        11,902,012
Reinvestment of Dividends and Distributions                727,589
Cost of Shares of Beneficial Interest Redeemed            (361,443)
                                                   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               12,268,158
                                                   ----------------
    Total Increase in Net Assets                        11,977,860
NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period (including distributions in excess
  of net investment income of $59,983)             $    11,977,860
                                                   ----------------
                                                   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period is as follows:

                                                    FOR THE PERIOD
                                                    APRIL 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1997
                                                   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $         10.00
                                                   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.58
Net Realized and Unrealized Loss on Investment
  and Foreign Currency                                       (0.05)
                                                   ----------------
Total from Investment Operations                              0.53
                                                   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income                                   (0.58)
In Excess of Net Investment Income                           (0.02)
From Net Realized Gain                                       (0.17)
                                                   ----------------
Total Distributions to Shareholders                          (0.77)
                                                   ----------------

NET ASSET VALUE, END OF PERIOD                     $          9.76
                                                   ----------------
                                                   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  5.47%(a)
Net Assets, End of Period (in thousands)           $        11,978
Ratios to Average Net Assets
  Expenses                                                    1.25%(b)
  Net Investment Income                                       9.71%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     1.15%(b)

------------------------
(a) Not annualized

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Emerging Markets Debt Fund (the "Fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 17, 1997. Prior to January 1, 1998, the Trust's and the Fund's names were The JPM Pierpont Funds and The JPM Pierpont Emerging Markets Debt Fund, respectively.

The Fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "Portfolio"), an open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.8% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

   c) Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Prior to August 1, 1997, distributions to shareholders of net investment income and net realized capital gains, if any, were declared and paid annually.

   d) The Fund incurred organization expenses in the amount of $16,800. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

   e) The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

   f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   g) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement for the period from April 17, 1997 (commencement of operations) to December 31, 1997 was to increase distributions in excess of net investment income by $45,171, increase accumulated net realized gain on investment and foreign currency transactions by $378,171 and decrease paid-in capital by $333,000. The adjustments are attributable to foreign currency losses and net realized loss on transfer of securities as discussed in Note 5 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Net investment income, net realized gains and net assets were not affected by this change.

   h) The Fund incurred approximately $43,000 of foreign currency losses in the period from November 1, 1997 to December 31, 1997. These losses were deferred for tax purposes until January 1, 1998.

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the period from April 17, 1997 (commencement of operations) to December 31, 1997, the fee for these services amounted to $158.

   b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "Master Portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the period from April 17, 1997 (commencement of operations) to December 31, 1997, the fee for these services amounted to $1,688.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.25% of the average daily net assets of the Fund at least through April 30, 1998. For the period from April 17, 1997 (commencement of operations) to December 31, 1997, Morgan has agreed to reimburse the Fund $63,410 for expenses under this agreement.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal and account maintenance services to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from April 17, 1997 (commencement of operations) to December 31, 1997, the fee for these services amounted to $13,814.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $183 for the period from April 17, 1997 (commencement of operations) to December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $40.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE PERIOD
                                                    APRIL 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1997
                                                   ----------------
Shares sold......................................        1,188,908
Reinvestment of dividends and distributions......           74,548
Shares redeemed..................................          (36,828)
                                                   ----------------
Net Increase.....................................        1,226,628
                                                   ----------------
                                                   ----------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

4. CREDIT AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the Fund are in the Portfolio, the Portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement is $100,000,000. Prior to January 26, 1998, the maximum borrowing under the Agreement was $150,000,000. The Agreement expires on May 27, 1998, however, the Fund and the unaffiliated lenders as parties to the Agreement will have the ability to extend the Agreement and continue their participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of December 31, 1997.

5. OTHER MATTERS

Prior to December 12, 1997, the Fund invested in the Portfolio along with a non-U.S. fund managed by Morgan. On December 12, 1997, the non-U.S. fund withdrew its interest in the Portfolio through an in-kind withdrawal amounting to $111,987,828. The withdrawal did not create a taxable event to the Fund or reduce the net assets of the Fund, but did reduce the net assets of the Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Emerging Markets Debt Fund
(formerly The JPM Pierpont Emerging Markets Debt Fund)

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Emerging Markets Debt Fund (one of the series constituting part of
 J.P. Morgan Funds (formerly The JPM Pierpont Funds), hereafter referred to as the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period April 17, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1998

The Emerging Markets Debt Portfolio
Annual Report December 31, 1997

(The following pages should be read in conjunction with the J.P. Morgan Emerging Markets Debt Fund
Annual Financial Statements)

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
CONVERTIBLE BONDS (2.3%)
MEXICO (2.0%)
            227,000    Banamex S.A., (144A), 11.00% due 07/15/03........  $    244,025
                                                                          ------------
THAILAND (0.3%)
             70,000    Robinson Department Store Company Ltd., 3.25% due
                         07/27/00.......................................        40,600
                                                                          ------------
                           TOTAL CONVERTIBLE BONDS (COST $306,721)......       284,625
                                                                          ------------
CORPORATE OBLIGATIONS (21.1%)
BRAZIL (6.1%)
             68,000    Abril S.A., 12.00% due 10/25/03..................        68,507
            200,000    Companhia de Saneamento Basico de Sao Paulo,
                         (144A), 10.00% due 07/28/05....................       180,000
            500,000    CSN Iron S.A., 9.125% due 06/01/07...............       428,750
             68,000    Furnas Centrais Eletricas S.A., Callable/Putable
                         05/23/02, 9.00% due 05/23/05...................        63,240
                                                                          ------------
                                                                               740,497
                                                                          ------------
INDONESIA (2.0%)
             40,000    Indah Kiat Finance Co. Mauritius, Callable
                         07/01/02, (144A), 10.00% due 07/01/07..........        32,600
            136,000    Matahari International Finance Co. BV, (144A),
                         11.25% due 03/15/01............................       115,600
            120,000    Tjiwi Kimia Finance Co. Mauritius, (144A), 10.00%
                         due 08/01/04...................................        96,000
                                                                          ------------
                                                                               244,200
                                                                          ------------
MEXICO (4.2%)
             18,000    Altos Hornos de Mexico S.A. de CV, Series B,
                         11.875% due 04/30/04...........................        18,765
             75,000    Axa S.A. de CV, (144A), 9.00% due 08/04/04.......        72,375
            136,000    Copamex Industrias S.A., 11.375% due 04/30/04....       149,600
            102,000    Grupo Imsa S.A. de CV, Callable 09/30/02, 8.93%
                         due 09/30/04...................................       102,000
             68,000    Grupo Iusacell S.A. de CV, (144A), 10.00% due
                         07/15/04.......................................        68,000
            102,000    TFM S.A. de CV, (144A), 10.25% due 06/15/07......       104,805
                                                                          ------------
                                                                               515,545
                                                                          ------------
RUSSIA (1.6%)
            109,000    AO Rostelecom Loan Participation SPIRES, 9.094%
                         due 02/15/00(r){*}.............................       102,732
            100,000    Tatneft Finance PLC, (144A), 9.00% due
                         10/29/02.......................................        86,000
                                                                          ------------
                                                                               188,732
                                                                          ------------
SOUTH KOREA (3.3%)
             75,000    Korea Development Bank, 9.48% due 04/02/01.......        66,713
            140,000    Korea Electric Power Corp., 6.375% due
                         12/01/03.......................................       104,419
            300,000    Pohang Iron & Steel Co. Ltd., 7.125% due
                         07/15/04.......................................       234,000
                                                                          ------------
                                                                               405,132
                                                                          ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
THAILAND (0.4%)
             68,000    Bangkok Bank Public Co. Ltd., (144A), 7.25% due
                         09/15/05.......................................  $     48,394
                                                                          ------------
TURKEY (3.5%)
            136,000    Pera Financial Services Co., (144A), 9.375% due
                         10/15/02.......................................       125,120
            300,000    Sultan Ltd., 8.75% due 06/11/99{*}...............       300,000
                                                                          ------------
                                                                               425,120
                                                                          ------------
                           TOTAL CORPORATE OBLIGATIONS (COST
                             $2,663,502)................................     2,567,620
                                                                          ------------
GOVERNMENT OBLIGATIONS (1.0%)
ARGENTINA (1.0%)
  ARS        68,000    City of Buenos Aires, (144A), 10.50% due
                         05/28/04.......................................        58,820
             68,000    Province of Mendoza, (144A), 10.00% due
                         09/04/07.......................................        64,430
                                                                          ------------
                                                                               123,250
                                                                          ------------
                           TOTAL GOVERNMENT OBLIGATIONS (COST
                             $137,682)..................................       123,250
                                                                          ------------
SOVEREIGN BONDS (79.5%)
ARGENTINA (19.9%)
          1,536,000    Republic of Argentina Bearer FRB, Callable
                         03/31/98, Sinking Fund, 6.688%
                         due 03/31/05{*}................................     1,374,720
            318,000    Republic of Argentina Bonos del Tesoro, Series
                         BT02, 8.75% due 05/09/02.......................       301,464
            102,000    Republic of Argentina Discount Bonds Series L-GL,
                         6.875% due 03/31/23{*}.........................        85,048
            692,000    Republic of Argentina Global Bonds, 9.75% due
                         09/19/27.......................................       664,320
                                                                          ------------
                                                                             2,425,552
                                                                          ------------
BRAZIL (23.2%)
            125,000    Republic of Brazil Bearer DCB Series L, 6.75% due
                         04/15/12{*}....................................        94,687
          1,046,759    Republic of Brazil C Bonds, Callable 04/15/98,
                         Sinking Fund, 8.00% due 04/15/14...............       819,089
             49,000    Republic of Brazil EI Bonds Series L, Callable
                         04/15/98, Sinking Fund, 6.688% due
                         04/15/06{*}....................................        42,140
            750,000    Republic of Brazil Global Bonds, 10.125% due
                         05/15/27.......................................       703,875
             82,425    Republic of Brazil IDU Series A, 6.813% due
                         01/01/01{*}....................................        78,510
            564,516    Republic of Brazil MYDFA Trust Certificates
                         Series REGS, Sinking Fund, 6.688% due
                         09/15/07{*}....................................       479,133
            750,000    Republic of Brazil NMB-1994L Bearer, Callable
                         04/15/98, Sinking Fund, 6.75% due
                         04/15/09{*}....................................       605,625
                                                                          ------------
                                                                             2,823,059
                                                                          ------------
BULGARIA (3.7%)
            750,000    Republic of Bulgaria FLIRB Series A Global
                         Bearer, Callable 01/28/98, Sinking Fund, 2.25%
                         due 07/28/12{*}................................       455,625
                                                                          ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
ECUADOR (1.5%)
            273,390    Republic of Ecuador Global Bearer PDI Bonds,
                         6.688% due 02/27/15{*}.........................  $    178,742
                                                                          ------------
MEXICO (12.2%)
             50,000    United Mexican States Discount Bonds Series A
                         (including 76,900 value recovery rights
                         expiring 6/30/03), 6.693% due 12/31/19{*}......        46,312
            250,000    United Mexican States Discount Bonds Series D
                         (including 384,500 value recovery rights
                         expiring 6/30/03), 6.75% due 12/31/19{*}.......       231,563
            319,000    United Mexican States Global Bonds, 9.875% due
                         01/15/07.......................................       332,558
            404,000    United Mexican States Global Bonds, 11.375% due
                         09/15/16.......................................       462,580
            344,000    United Mexican States Global Bonds, 11.50% due
                         05/15/26.......................................       407,227
                                                                          ------------
                                                                             1,480,240
                                                                          ------------
PERU (5.3%)
            250,000    Republic of Peru FLIRB, Sinking Fund, 3.25% due
                         03/07/17{*}....................................       148,450
            750,000    Republic of Peru PDI, Sinking Fund, 4.00% due
                         03/07/17{*}....................................       492,150
                                                                          ------------
                                                                               640,600
                                                                          ------------
RUSSIA (6.0%)
            272,000    Russia IAN, Sinking Fund, 6.719% due
                         12/15/15{*}....................................       191,080
            863,000    Russia Principal Loans, Sinking Fund, 6.719% due
                         12/15/20{*}....................................       532,903
                                                                          ------------
                                                                               723,983
                                                                          ------------
TURKEY (0.3%)
             34,000    Republic of Turkey, (144A), 10.00% due
                         09/19/07.......................................        34,510
                                                                          ------------
VENEZUELA (7.4%)
            476,190    Republic of Venezuela DCB Series DL, Callable
                         03/19/98, Sinking Fund, 6.813% due
                         12/18/07{*}....................................       426,761
            226,190    Republic of Venezuela FLIRB Series B, Callable
                         03/31/98, Sinking Fund, 6.75% due
                         03/31/07{*}....................................       203,006
            308,000    Republic of Venezuela Global Bonds, 9.25% due
                         09/15/27.......................................       276,584
                                                                          ------------
                                                                               906,351
                                                                          ------------
                           TOTAL SOVEREIGN BONDS (COST $9,724,704)......     9,668,662
                                                                          ------------

SHORT-TERM INVESTMENTS (33.6%)
EURO DOLLAR TIME DEPOSITS (31.9%)
          3,887,000    State Street Bank, Euro Dollar 4.50% due
                         01/02/98.......................................     3,887,000
                                                                          ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
TURKEY (1.6%)
 TRL 22,508,000,000    Turkey Treasury Bills, 102.207%* due 08/05/98....  $     64,192
 TRL 47,610,000,000    Turkey Treasury Bills, 130.273%* due 08/12/98....       133,698
                                                                          ------------
                                                                               197,890
                                                                          ------------
U.S. TREASURY OBLIGATIONS (0.1%)
             10,000    U.S. Treasury Bills, 5.404%* due 07/23/98........         9,706
                                                                          ------------
                           TOTAL SHORT-TERM INVESTMENTS (COST
                             $4,149,385)................................     4,094,596
                                                                          ------------
                       TOTAL INVESTMENTS (COST $16,981,994) (137.5%)....    16,738,753
                       LIABILITIES IN EXCESS OF OTHER ASSETS (-37.5%)...    (4,567,211)
                                                                          ------------
                       NET ASSETS (100.0%)..............................  $ 12,171,542
                                                                          ------------
                                                                          ------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at December 31, 1997, was $17,871,277; the aggregate gross unrealized appreciation and depreciation was $101,326 and $1,233,850, respectively, resulting in net unrealized depreciation of $1,132,524.

{*} -- Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

* -- Yield to maturity.

(r) -- Restricted security.

+ -- Denominated in USD unless otherwise indicated.

144A -- Securities restricted for resale to qualified institutional buyers.

ARS -- Argentine Peso.

C -- Capitalization.

DCB -- Debt Conversion Bonds.

EI -- Eligible Interest.

FLIRB -- Front Loaded Interest Reduction Bonds.

GKO -- Russian Treasury Bills.

IAN -- Interest in Arrears Notes.

IDU -- Interest Due and Unpaid.

MYDFA -- Multi-Year Refinancing Agreement.

NMB -- New Money Bonds.

PDI -- Past Due Interest.

SPIRES -- Special purpose investment vehicle registered in Ireland.

TRL -- Turkish Lira.

USD -- United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $16,981,994)            $16,738,753
Cash                                                       952
Foreign Currency at Value (Cost $129,464 )             129,408
Receivable for Investments Sold                      1,350,527
Interest Receivable                                    271,418
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    22,870
Deferred Organization Expenses                          13,547
Prepaid Expenses and Other Assets                          384
                                                   -----------
    Total Assets                                    18,527,859
                                                   -----------
LIABILITIES
Payable for Investments Purchased                    6,240,164
Custody Fee Payable                                     49,250
Advisory Fee Payable                                    37,263
Organization Expenses Payable                           14,200
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                     4,820
Administrative Services Fee Payable                      1,597
Fund Services Fee Payable                                  145
Administration Fee Payable                                  20
Accrued Trustees' Fees and Expenses                          7
Accrued Expenses                                         8,851
                                                   -----------
    Total Liabilities                                6,356,317
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $12,171,542
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 7, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $ 9,767,718
EXPENSES
Advisory Fee                                       $   652,074
Custodian Fees and Expenses                            105,724
Professional Fees and Expenses                          48,376
Administrative Services Fee                             28,564
Printing Expenses                                        5,571
Fund Services Fee                                        3,074
Amortization of Organization Expenses                    2,653
Administration Fee                                       2,152
Trustees' Fees and Expenses                              1,209
Registration Fees                                          610
Insurance Expense                                          211
Miscellaneous                                              291
                                                   -----------
    Total Expenses                                                   850,509
                                                                 -----------
NET INVESTMENT INCOME                                              8,917,209
NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $134,200 net
    realized gain from futures contracts and
    $13,391 net realized gain from swap
    contracts)                                      (6,194,283)
  Foreign Currency Transactions                        937,710
                                                   -----------
    Net Realized Loss                                             (5,256,573)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                         (243,241)
  Foreign Currency Contracts and Translations           17,994
                                                   -----------
    Net Change in Unrealized Depreciation                           (225,247)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ 3,435,389
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1997
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     8,917,209
Net Realized Loss on Investment and Foreign
  Currency Transactions                                 (5,256,573)
Net Change in Unrealized Depreciation of
  Investments and Foreign Currency Contracts and
  Translations                                            (225,247)
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         3,435,389
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          178,496,163
Withdrawals                                           (169,760,010)
                                                   ----------------
    Net Increase from Investors' Transactions            8,736,153
                                                   ----------------
    Total Increase in Net Assets                        12,171,542
NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period                                      $    12,171,542
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1997
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.91%(a)
  Net Investment Income                                       9.57%(a)
Portfolio Turnover                                             182%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period other than with respect to debt instruments for income tax reporting purposes.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At December 31, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
                                                   COST/PROCEEDS    12/31/97     (DEPRECIATION)
                                                   -------------   -----------   --------------
PURCHASE CONTRACTS
------------------
Malaysian Ringgit 692,738, expiring 1/8/98.......  $    198,067    $  178,033    $     (20,034)
Mexican Peso 1,244,479, expiring 6/26/98.........       136,031       153,410           17,379
Mexican Peso 1,424,924, expiring 9/22/98.........       160,230       175,104           14,874
SALES CONTRACTS
---------------
German Mark 54,140, expiring 1/12/98.............        31,128        30,132              996
German Mark 126,521, expiring 8/12/98............        71,416        71,232              184
Malaysian Ringgit 692,738, expiring 1/8/98.......       204,065       178,033           26,032
Mexican Peso 428,293, expiring 6/26/98...........        47,977        52,797           (4,820)
Mexican Peso 816,186, expiring 6/26/98...........        94,368       100,613           (6,245)
Mexican Peso 1,424,924, expiring 9/22/98.........       164,788       175,104          (10,316)
                                                                                 --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $      18,050
                                                                                 --------------
                                                                                 --------------

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At December 31, 1997, the Portfolio had no open futures contracts.

   f) The Portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps as part of its investment strategies. Swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, effective return or total return throughout the lives of the agreements. The interest to be paid or received on swaps is recognized as net interest expense or net interest income on the Statement of Operations over the life of the agreement, while related receivables and payables are recorded on a gross basis on the Statement of Assets and Liabilities. Swap agreements are stated at fair value. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. At December 31, 1997, the Portfolio had no open swap transactions.

   g) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   h) The Portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

   i) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.70% of the Portfolio's average daily net assets. For the period from March 7, 1997 (commencement of operations) to December 31, 1997, such fees amounted to $652,074.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the period from March 7, 1997 (commencement of operations) to December 31, 1997, the fee for these services amounted to $2,152.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the period from March 7, 1997 (commencement of operations) to December 31, 1997, the fee for these services amounted to $28,564.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $3,074 for the period from March 7, 1997 (commencement of operations) to December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from March 7, 1997 (commencement of operations) to December 31, 1997 were as follows:

COST OF               PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$205,233,912......  $181,137,367

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Fund's Notes to Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On December 12, 1997, the Portfolio received a withdrawal request in the amount of $111,987,828 as discussed in Note 5 of the Fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized loss on transfer of the securities in the amount of $4,757,425, which is included in the Net Realized Loss on Investment and Foreign Currency Transactions in the Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Debt Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Debt Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1997, and the results of its operations, the changes in its net assets and the supplementary data for the period March 7, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1998

J.P. MORGAN FUNDS                                              J.P. Morgan
                                                               Emerging Markets
   FEDERAL MONEY MARKET FUND                                   Debt Fund

   PRIME MONEY MARKET FUND

   TAX EXEMPT MONEY MARKET FUND

   BOND FUND

   CALIFORNIA BOND FUND: SELECT SHARES

   EMERGING MARKETS DEBT FUND

   GLOBAL STRATEGIC INCOME FUND

   NEW YORK TOTAL RETURN BOND FUND

   SHORT TERM BOND FUND

   TAX EXEMPT BOND FUND

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   TAX AWARE U.S. EQUITY FUND: SELECT SHARES

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   U.S. SMALL COMPANY OPPORTUNITIES FUND

   EMERGING MARKETS EQUITY FUND

   EUROPEAN EQUITY FUND

   INTERNATIONAL EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   JAPAN EQUITY FUND


FOR MORE INFORMATION ON THE J.P. MORGAN                        ANNUAL REPORT
FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS                        DECEMBER 31, 1997
SERVICES AT (800) 521-5411.